EMPLOYEE POST-RETIREMENT BENEFITS - Cash Payments and Changes (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Employee post-retirement benefits
Expected average remaining life expectancy of former employees over which past service costs are amortized	12 years	12 years	11 years
Expense for savings plan and DC Plans	CAD 41	CAD 37	CAD 29
Cash Payments for Employee Post-Retirement Benefits [Abstract]
Savings and DC Plans	41	37	29
Total cash contributions	143	116	CAD 114
Change in Plan Assets
Plan assets at fair value – beginning of year	2,437
Plan assets at fair value – end of year	2,636	2,437
Amounts recognized in the Balance Sheet
Intangible and other assets (Note 11)	18	14
Other long-term liabilities (Note 14)	CAD (380)	CAD (444)
Pension Benefit Plans
Employee post-retirement benefits
Consecutive period of employment for highest average earnings	3 years
Expected average remaining service life of employees over which past service costs are amortized	9 years	9 years	9 years
Cash Payments for Employee Post-Retirement Benefits [Abstract]
DB Plans and Other post-retirement benefit plans	CAD 96	CAD 73	CAD 79
Change in Benefit Obligation
Benefit obligation – beginning of year	2,658	2,224
Service cost	108	85	84
Interest cost	115	113	96
Employee contributions	4	4
Benefits paid	(129)	(102)
Actuarial (gain)/loss	(57)	302
Foreign exchange rate changes	81	32
Benefit obligation – end of year	2,780	2,658	2,224
Change in Plan Assets
Plan assets at fair value – beginning of year	2,398	2,152
Actual return on plan assets	160	246
Employer contributions	96	73	79
Employee contributions	4	4
Benefits paid	(129)	(102)
Foreign exchange rate changes	62	25
Plan assets at fair value – end of year	2,591	2,398	2,152
Funded Status – Plan Deficit	(189)	(260)
Amounts recognized in the Balance Sheet
Other long-term liabilities (Note 14)	(189)	(260)
Net	(189)	(260)
Pension Benefit Plans | Canada
Employee post-retirement benefits
Letter of credit to the DB Plan	33	47	59
Total amount outstanding under letters of credit	214	181
Other Post-Retirement Benefit Plans
Cash Payments for Employee Post-Retirement Benefits [Abstract]
DB Plans and Other post-retirement benefit plans	6	6	6
Change in Benefit Obligation
Benefit obligation – beginning of year	216	191
Service cost	3	2	2
Interest cost	10	10	7
Benefits paid	(7)	(7)
Actuarial (gain)/loss	(11)	14
Foreign exchange rate changes	14	6
Benefit obligation – end of year	225	216	191
Change in Plan Assets
Plan assets at fair value – beginning of year	39	35
Actual return on plan assets	(1)	2
Employer contributions	6	6	6
Benefits paid	(7)	(7)
Foreign exchange rate changes	8	3
Plan assets at fair value – end of year	45	39	CAD 35
Funded Status – Plan Deficit	(180)	(177)
Amounts recognized in the Balance Sheet
Intangible and other assets (Note 11)	18	14
Accounts payable and other	(7)	(7)
Other long-term liabilities (Note 14)	(191)	(184)
Net	CAD (180)	CAD (177)